Share-based compensation - Summary of Stock Option Activity and Related Information (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, end of year	89,178
Number of Options Exercisable, end of year	77,066
Weighted Average Exercise Price, Outstanding, end of year	$ 10.41
Weighted Average Exercise Price, Exercisable, end of year	$ 10.67
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	287,996	523,225
Number of Options, Exercised		(22,139)
Number of Options, Forfeited	(198,818)	(213,090)
Number of Options Outstanding, end of year	89,178	287,996
Number of Options Exercisable, end of year	77,066	207,257
Weighted Average Exercise Price Outstanding, beginning of year	$ 25.34	$ 32.20
Weighted Average Exercise Price, Exercised		8.40
Weighted Average Exercise Price, Forfeited	32.04	43.89
Weighted Average Exercise Price, Outstanding, end of year	10.41	25.34
Weighted Average Exercise Price, Exercisable, end of year	$ 10.67	$ 31.29